Fair value - Summary of fair value measurement of assets and liabilities levels of hierarchy (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	S/ 63,295,479	S/ 64,217,975
Financial liabilities at amortized cost	76,758,910	79,786,026
Deposits And Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	48,530,708	48,897,944
Inter Bank Funds [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	30,012	0
Due To Banks And Correspondents [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	7,100,646	8,522,849
Bonds Notes And Other Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	7,906,303	8,389,672
Due From Customers On Acceptances [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	45,809	152,423
Insurance Contract Liabilitites [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	10,602,372	11,958,058
Other accounts payable and other liabilities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	2,543,060	1,865,080
Cash and due from banks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	13,193,411	17,104,465
Inter Bank Funds [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	296,119	30,002
Financial Investments [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	3,302,779	3,296,030
Loans Net [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	45,502,998	43,005,583
Due From Customers On Acceptances [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	45,809	152,423
Accounts receivable and other assets, net
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	954,363	629,472
Level 1 [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	2,949,507	3,181,392
Financial liabilities at amortized cost	6,447,282	7,286,082
Level 1 [member] | Bonds Notes And Other Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	6,447,282	7,286,082
Level 1 [member] | Financial Investments [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	2,949,507	3,181,392
Level 2 [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	57,421,962	60,808,961
Financial liabilities at amortized cost	69,535,557	72,366,672
Level 2 [member] | Deposits And Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	48,464,095	48,914,408
Level 2 [member] | Inter Bank Funds [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	30,012	0
Level 2 [member] | Due To Banks And Correspondents [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	6,859,664	8,274,484
Level 2 [member] | Bonds Notes And Other Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	990,545	1,202,219
Level 2 [member] | Due From Customers On Acceptances [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	45,809	152,423
Level 2 [member] | Insurance Contract Liabilitites [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	10,602,372	11,958,058
Level 2 [member] | Other accounts payable and other liabilities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	2,543,060	1,865,080
Level 2 [member] | Cash and due from banks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	13,193,411	17,104,465
Level 2 [member] | Inter Bank Funds [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	296,119	30,002
Level 2 [member] | Loans Net [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	42,932,260	42,892,599
Level 2 [member] | Due From Customers On Acceptances [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	45,809	152,423
Level 2 [member] | Accounts receivable and other assets, net
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	954,363	629,472
Fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	60,371,469	63,990,353
Financial liabilities at amortized cost	75,982,839	79,652,754
Fair value [member] | Deposits And Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	48,464,095	48,914,408
Fair value [member] | Inter Bank Funds [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	30,012	0
Fair value [member] | Due To Banks And Correspondents [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	6,859,664	8,274,484
Fair value [member] | Bonds Notes And Other Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	7,437,827	8,488,301
Fair value [member] | Due From Customers On Acceptances [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	45,809	152,423
Fair value [member] | Insurance Contract Liabilitites [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	10,602,372	11,958,058
Fair value [member] | Other accounts payable and other liabilities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	2,543,060	1,865,080
Fair value [member] | Cash and due from banks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	13,193,411	17,104,465
Fair value [member] | Inter Bank Funds [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	296,119	30,002
Fair value [member] | Financial Investments [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	2,949,507	3,181,392
Fair value [member] | Loans Net [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	42,932,260	42,892,599
Fair value [member] | Due From Customers On Acceptances [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	45,809	152,423
Fair value [member] | Accounts receivable and other assets, net
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	S/ 954,363	S/ 629,472